UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 64.1%
AUSTRALIA - 8.3%
AUD	3,000	AAI Ltd., 6.75%, 10/06/2016(a)(b)	$2,159,324
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020	2,048,831
AUD	10,900	BHP Billiton Finance Ltd., 3.75%, 10/18/2017	7,735,522
AUD	9,500	Brisbane Square Finance Pty Ltd., 6.79%, 11/25/2025(c)(d)(e)	5,778,554
AUD	8,200	Coca-Cola Amatil Ltd., 4.25%, 11/13/2019	6,019,443
USD	11,000	Commonwealth Bank of Australia, 4.50%, 12/09/2025(f)	11,057,728
AUD	5,300	DnB NOR Boligkreditt, 6.25%, 06/08/2016	3,796,576
AUD	5,000	KfW, 6.00%, 08/20/2020(g)	4,045,418
AUD	10,600	KfW, 6.25%, 02/23/2018(g)	8,084,994
AUD	10,500	KfW, 6.25%, 12/04/2019(g)	8,435,207
AUD	15,000	KfW, 6.25%, 05/19/2021(g)	12,434,073
AUD	9,788	Kommunalbanken AS, 6.50%, 04/12/2021	8,139,764
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(g)	7,866,600
AUD	2,900	National Capital Trust III, 3.33%, 09/30/2016(a)(b)(h)	2,036,425
AUD	2,500	National Wealth Management Holdings Ltd., 6.75%, 06/16/2016(a)(b)	1,785,052
AUD	4,800	New Zealand Milk Australia Pty Ltd., 6.25%, 07/11/2016	3,446,698
AUD	4,300	Novion Property Group, 7.25%, 05/02/2016	3,076,254
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	5,752,218
AUD	4,800	RWH Finance Pty Ltd., 6.20%, 03/26/2017(a)(b)(d)	3,358,167
AUD	2,000	Telstra Corp. Ltd., 8.75%, 01/15/2020	1,700,214
AUD	4,000	Westpac Banking Corp., 7.25%, 11/18/2016	2,935,068
AUD	3,600	Woolworths Ltd., 6.75%, 03/22/2016	2,561,634

			114,253,764

CHINA - 17.0%
USD	3,950	Agile Property Holdings Ltd., 9.00%, 05/21/2018(b)(f)	4,050,330
USD	6,000	China Aoyuan Property Group Ltd., 11.25%, 01/17/2019	6,306,288
CNH	11,250	China Development Bank Corp., 3.60%, 11/13/2018	1,640,633
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(f)	5,243,763
USD	6,000	CIFI Holdings Group Co. Ltd., 7.75%, 06/05/2018(b)(f)	5,882,232
USD	7,000	CIFI Holdings Group Co. Ltd., 12.25%, 04/15/2016(b)(f)	7,476,644
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023(f)	7,745,475
USD	12,160	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	12,333,377
USD	5,400	CNPC General Capital Ltd., 2.75%, 05/14/2019(f)	5,429,786
USD	8,350	CNPC General Capital Ltd., 3.40%, 04/16/2023(f)	8,190,156
USD	6,670	Country Garden Holdings Co. Ltd., 7.25%, 10/04/2017(b)(f)	6,791,674
USD	4,348	CRCC Yuxiang Ltd., 3.50%, 05/16/2023(f)	4,327,077
USD	15,143	ENN Energy Holdings Ltd., 6.00%, 05/13/2021(f)	16,790,710
USD	10,700	Franshion Investment Ltd., 4.70%, 10/26/2017(f)	10,928,648
USD	5,876	Future Land Development Holdings Ltd., 10.25%, 07/21/2017(b)(f)	5,758,480
USD	8,800	Green Dragon Gas Ltd., 10.00%, 02/29/2016(b)(d)(f)	6,160,000
USD	5,745	Greenland Global Investment Ltd., 5.88%, 07/03/2024(f)	5,562,757
USD	8,629	Greenland Hong Kong Holdings Ltd., 4.75%, 10/18/2016(f)	8,672,145
USD	3,674	Kunlun Energy Co. Ltd., 3.75%, 05/13/2025(f)	3,575,868
USD	3,950	KWG Property Holding Ltd., 8.98%, 01/14/2017(b)(f)	4,092,437
USD	3,800	Logan Property Holdings Co. Ltd., 11.25%, 06/04/2017(b)(f)	4,103,141
USD	15,000	Proven Honour Capital Ltd., 4.13%, 05/19/2025(f)	14,900,160
USD	14,434	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(f)	14,509,071
USD	1,385	Shanghai Electric Group Investment Ltd., 3.00%, 08/14/2019(f)	1,391,077
USD	1,250	Shimao Property Holdings Ltd., 6.63%, 01/14/2017(b)(f)	1,283,164
USD	7,758	Shimao Property Holdings Ltd., 8.13%, 01/22/2018(b)(f)	8,246,684
USD	5,200	Sinopec Capital 2013 Ltd., 144A, 3.13%, 04/24/2023(f)	5,024,724
USD	4,109	Sinopec Capital 2013 Ltd., REG S, 3.13%, 04/24/2023(f)	3,970,498
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(f)	1,655,237

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
CHINA (continued)
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023(f)	$4,599,566
USD	8,584	Trillion Chance Ltd., 8.50%, 01/10/2017(b)(f)	8,789,441
USD	20,800	Wanda Properties International Co. Ltd., 7.25%, 01/29/2024(f)	21,324,805
USD	2,812	Yingde Gases Investment Ltd., 144A, 8.13%, 04/22/2016(b)(f)	2,235,540
USD	3,079	Yingde Gases Investment Ltd., REG S, 8.13%, 04/22/2016(b)(f)	2,447,805
USD	4,300	Yuzhou Properties Co. Ltd., 9.00%, 12/08/2017(b)(f)	4,445,589

			235,884,982

HONG KONG - 6.1%
USD	4,103	Champion Ltd., 3.75%, 01/17/2023(f)	4,015,274
USD	17,000	HLP Finance Ltd., 4.75%, 06/25/2022(f)	17,889,100
USD	1,600	Hong Kong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/2022	1,744,328
USD	5,608	HPHT Finance 15 Ltd., 2.88%, 03/17/2020(f)	5,642,360
USD	9,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(f)	12,701,500
USD	4,417	Hutchison Whampoa International Ltd., 1.63%, 10/31/2017(f)	4,411,258
USD	2,880	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033(f)	4,012,451
USD	3,973	Hutchison Whampoa International Ltd., 7.63%, 04/09/2019(f)	4,620,921
USD	8,382	LS Finance 2022 Ltd., 4.25%, 10/16/2022(f)	8,526,757
USD	14,355	Standard Chartered PLC, 3.95%, 01/11/2023(f)	13,575,337
USD	5,545	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(f)	5,243,834
USD	1,800	Swire Pacific Financing Ltd., 6.25%, 04/18/2018	1,958,616

			84,341,736

INDIA - 9.5%
USD	8,666	ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(f)	7,270,774
USD	2,799	Axis Bank Ltd, 5.13%, 09/05/2017(f)	2,918,417
INR	300,000	Axis Bank Ltd., 8.85%, 12/05/2024	4,586,386
USD	2,900	Bank of Baroda, 4.88%, 07/23/2019(f)	3,081,905
USD	3,050	Bank of Baroda, 5.00%, 08/24/2016(f)	3,101,405
USD	6,727	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(f)	6,918,719
USD	3,652	Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024(f)	3,818,159
USD	4,573	Bharti Airtel Ltd., 4.38%, 06/10/2025(f)	4,461,913
INR	100,000	Export-Import Bank of India, 8.87%, 10/30/2029	1,515,829
USD	6,487	GCX Ltd., 7.00%, 08/01/2016(b)(f)	5,958,958
USD	7,000	HDFC Bank Ltd., 3.00%, 03/06/2018(f)	7,070,686
USD	7,909	ICICI Bank Ltd., 3.50%, 03/18/2020(f)	8,042,686
USD	3,515	ICICI Bank Ltd., 4.80%, 05/22/2019(f)	3,721,506
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,925,822
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	3,800,593
USD	4,400	NTPC Ltd., 4.75%, 10/03/2022(f)	4,677,684
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025	3,261,261
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,531,528
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,571,994
USD	11,954	ONGC Videsh Ltd., 4.63%, 07/15/2024(f)	12,040,117
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,670,561
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	5,978,411
INR	200,000	Power Grid Corp. of India Ltd., 8.20%, 01/23/2025	2,929,669
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	3,063,825
INR	300,000	Power Grid Corp. of India Ltd., 9.30%, 09/04/2024	4,687,558
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	2,961,317
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,329,368
INR	270,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	4,166,670
USD	4,800	State Bank of India, 3.62%, 04/17/2019(f)	4,919,875
INR	150,000	Steel Authority of India Ltd., 9.00%, 10/14/2024	2,266,997

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
INDIA (continued)
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	$1,524,813

			131,775,406

INDONESIA - 3.8%
IDR	24,000,000	Bank OCBC Nisp Tbk PT, 9.40%, 02/10/2017	1,729,575
USD	1,200	Jababeka International BV, 7.50%, 09/24/2017(b)(f)	1,117,441
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,167,405
USD	3,150	Majapahit Holding BV, 7.88%, 06/29/2037(f)	3,373,650
USD	8,900	Majapahit Holding BV, 8.00%, 08/07/2019(f)	9,976,900
USD	8,888	Pertamina Persero PT, 5.63%, 05/20/2043(f)	6,925,414
USD	11,900	Pertamina Persero PT, 6.00%, 05/03/2042(f)	9,701,653
USD	7,600	Pertamina Persero PT, 6.45%, 05/30/2044(f)	6,538,782
USD	4,600	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(f)	3,634,000
USD	6,009	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(f)	4,747,110
USD	2,000	Pratama Agung Pte Ltd., 6.25%, 02/24/2018(b)(f)	1,962,406

			51,874,336

MALAYSIA - 1.5%
USD	900	Petroliam Nasional Bhd, 7.63%, 10/15/2026(f)	1,186,554
USD	8,180	Petronas Capital Ltd., 3.13%, 03/18/2022(f)	8,151,362
USD	50	Petronas Capital Ltd., 5.25%, 08/12/2019(f)	54,399
USD	6,791	Petronas Capital Ltd., 7.88%, 05/22/2022(f)	8,613,222
USD	2,650	Public Bank Bhd, 6.84%, 08/22/2016(a)(b)(c)	2,669,824

			20,675,361

PHILIPPINES - 2.1%
USD	3,700	Energy Development Corp., 6.50%, 01/20/2021(f)	4,055,940
USD	3,072	Philippine Long Distance Telephone Co., 8.35%, 03/06/2017	3,279,360
USD	16,534	Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/2024(f)(g)	21,414,076

			28,749,376

REPUBLIC OF SOUTH KOREA - 4.4%
USD	7,218	Doosan Heavy Industries & Construction Co. Ltd., 2.13%, 04/27/2020(f)	7,150,382
USD	10,552	Hyundai Capital Services, Inc., 2.63%, 09/29/2020(f)	10,514,213
USD	4,211	KEB Hana Bank, 2.50%, 06/12/2019(f)	4,255,190
USD	2,050	Korea Expressway Corp., 1.88%, 10/22/2017(f)	2,057,304
USD	1,400	Korea Gas Corp., 2.88%, 07/29/2018(f)	1,431,772
USD	4,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/2018(f)	4,091,744
USD	10,858	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022(f)	11,104,976
USD	6,305	Korea Hydro & Nuclear Power Co. Ltd., 3.25%, 06/15/2025(f)	6,512,151
USD	3,000	Korea South-East Power Co. Ltd., 3.63%, 01/29/2017(f)	3,054,090
USD	6,390	Minera y Metalergica del Boleo SA de CV, 2.88%, 05/07/2019(f)	6,485,614
USD	4,200	Shinhan Bank, 1.88%, 07/30/2018(f)	4,183,351

			60,840,787

SINGAPORE - 1.4%
SGD	2,750	CapitaMalls Asia Treasury Ltd., 3.95%, 08/24/2017	1,977,448
USD	1,000	MPM Global Pte Ltd., 6.75%, 09/19/2017(b)(f)	945,340
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018(a)(b)(c)(f)	9,000,241
USD	7,450	Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/2017(a)(b)(c)(f)	7,624,330

			19,547,359

SRI LANKA - 0.2%
USD	3,300	Bank of Ceylon, 5.33%, 04/16/2018(f)	3,180,540

SUPRANATIONAL - 5.4%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	11,085,137

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
SUPRANATIONAL (continued)
AUD	13,800	Asian Development Bank, 5.50%, 02/15/2016	$9,781,212
AUD	16,800	Asian Development Bank, 6.25%, 03/05/2020	13,583,962
AUD	10,000	Inter-American Development Bank, 6.00%, 05/25/2016	7,159,176
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	9,001,684
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	7,754,054
AUD	8,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	7,028,146
AUD	10,300	International Bank for Reconstruction & Development, 6.00%, 11/09/2016	7,492,702
AUD	2,600	International Finance Corp., 5.75%, 07/28/2020	2,084,761

			74,970,834

THAILAND - 3.3%
USD	2,400	Bangkok Bank PCL, 4.80%, 10/18/2020(f)	2,617,606
USD	4,800	Bangkok Bank PCL, 9.03%, 03/15/2029(f)	6,806,712
USD	17,170	Krung Thai Bank PCL, 5.20%, 12/26/2019(a)(b)(c)(f)	17,669,115
USD	9,440	PTT Global Chemical PCL, 4.25%, 09/19/2022(f)	9,813,852
USD	4,500	Siam Commercial Bank Ltd., 3.38%, 09/19/2017(f)	4,595,967
USD	4,002	Siam Commercial Bank PCL, 3.50%, 04/07/2019(f)	4,107,124

			45,610,376

UNITED KINGDOM - 1.1%
USD	15,962	HSBC Holdings PLC, 6.38%, 03/30/2025(a)(b)(c)(h)	15,381,143

Total Corporate Bonds - 64.1% (cost $960,078,321)			887,086,000

GOVERNMENT BONDS - 68.6%
AUSTRALIA - 40.1%
AUD	34,700	Australia Government Bond, 3.25%, 04/21/2025(f)	25,872,096
AUD	30,300	Australia Government Bond, 3.25%, 04/21/2029(f)	22,322,566
AUD	158,900	Australia Government Bond, 3.75%, 04/21/2037(f)	121,797,602
AUD	76,500	Australia Government Bond, 4.50%, 04/21/2033(f)	64,668,263
AUD	7,000	Australia Government Bond, 5.50%, 04/21/2023(f)	5,969,080
AUD	35,300	Australia Government Bond, 5.75%, 07/15/2022(f)	30,135,194
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	12,728,600
AUD	27,100	Queensland Treasury Corp., 6.00%, 04/21/2016(f)	19,341,333
AUD	22,850	Queensland Treasury Corp., 6.00%, 02/21/2018(f)	17,428,016
AUD	31,190	Queensland Treasury Corp., 6.00%, 06/14/2021(f)(g)	26,068,708
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(g)	37,814,594
AUD	24,330	Queensland Treasury Corp., 6.25%, 02/21/2020(f)	19,805,767
AUD	131,500	Treasury Corp. of Victoria, 5.75%, 11/15/2016	95,696,486
AUD	14,250	Treasury Corp. of Victoria, 6.00%, 06/15/2020	11,658,567
AUD	35,350	Treasury Corp. of Victoria, 6.00%, 10/17/2022	30,286,461
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	12,959,471

			554,552,804

BANGLADESH - 0.3%
BDT	200,000	Bangladesh Treasury Bond, 11.23%, 01/15/2019	2,894,587
BDT	100,000	Bangladesh Treasury Bond, 11.78%, 08/14/2018	1,442,206

			4,336,793

CHINA - 4.8%
CNH	13,000	China Development Bank, 3.35%, 03/20/2017	1,932,030
CNY	50,000	China Government Bond, 3.28%, 08/05/2020(i)	7,767,397
CNY	10,000	China Government Bond, 3.36%, 05/24/2022(i)	1,563,536
CNY	40,000	China Government Bond, 3.41%, 06/24/2020(i)	6,246,957
CNY	20,000	China Government Bond, 3.46%, 07/11/2020(i)	3,129,276
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(i)	315,925

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
CHINA (continued)
CNY	88,000	China Government Bond, 3.64%, 04/09/2025(i)	$14,204,560
CNY	4,000	China Government Bond, 3.77%, 08/15/2016(i)	612,369
CNY	60,000	China Government Bond, 4.08%, 08/22/2023(i)	9,855,785
CNY	30,000	China Government Bond, 4.10%, 09/27/2032(i)	5,013,819
CNY	8,000	China Government Bond, 4.13%, 11/07/2018(i)	1,264,404
CNY	20,000	China Government Bond, 4.13%, 09/18/2024(i)	3,329,960
CNY	20,000	China Government Bond, 4.15%, 04/28/2031(i)	3,371,509
CNH	13,000	Export-Import Bank of China (The), 3.25%, 01/17/2021	1,937,844
USD	5,531	Export-Import Bank of China (The), 3.63%, 07/31/2024(f)	5,787,141

			66,332,512

INDIA - 3.1%
INR	1,885,000	India Government Bond, 8.12%, 12/10/2020	28,328,806
INR	125,000	India Government Bond, 8.30%, 07/02/2040	1,850,411
INR	16,000	India Government Bond, 8.33%, 06/07/2036	238,691
INR	110,440	India Government Bond, 8.40%, 07/28/2024	1,679,132
INR	502,500	India Government Bond, 8.60%, 06/02/2028	7,755,871
INR	150,000	India Government Bond, 8.83%, 12/12/2041	2,342,840
INR	8,870	India Government Bond, 9.20%, 09/30/2030	142,427

			42,338,178

INDONESIA - 4.6%
USD	7,989	Indonesia Government International Bond, 3.38%, 04/15/2023(f)	7,559,519
USD	3,500	Indonesia Government International Bond, 5.25%, 01/17/2042(f)	3,310,121
USD	6,900	Indonesia Government International Bond, 6.63%, 02/17/2037(f)	7,402,058
IDR	47,000,000	Indonesia Treasury Bond, 8.25%, 06/15/2032	3,238,616
IDR	40,000,000	Indonesia Treasury Bond, 8.25%, 05/15/2036	2,799,158
IDR	294,000,000	Indonesia Treasury Bond, 8.38%, 03/15/2024	21,376,521
IDR	120,400,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	8,425,116
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,236,378
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,598,973
USD	2,050	Perusahaan Penerbit SBSN, 4.00%, 11/21/2018(f)	2,132,000
USD	3,981	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024(f)	3,886,451

			63,964,911

PHILIPPINES - 3.2%
PHP	347,040	Philippine Government Bond, 5.75%, 11/24/2021	7,791,306
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	12,842
PHP	331,030	Philippine Government Bond, 9.13%, 09/04/2016	7,213,314
PHP	851,000	Philippine Government International Bond, 3.63%, 03/21/2033	15,235,793
USD	7,050	Philippine Government International Bond, 7.75%, 01/14/2031	10,296,751
USD	2,970	Philippine Government International Bond, 9.88%, 01/15/2019	3,668,268

			44,218,274

REPUBLIC OF SOUTH KOREA - 8.2%
USD	12,500	Export-Import Bank of Korea, 2.63%, 12/30/2020	12,769,950
USD	5,600	Korea Land & Housing Corp., 1.88%, 08/02/2017(f)	5,614,061
KRW	12,000,000	Korea Treasury Bond, 2.25%, 12/10/2025	10,252,088
KRW	1,000,000	Korea Treasury Bond, 2.75%, 09/10/2017	849,662
KRW	46,000,000	Korea Treasury Bond, 3.00%, 09/10/2024	41,492,123
KRW	5,500,000	Korea Treasury Bond, 3.25%, 09/10/2018	4,781,802
KRW	10,300,000	Korea Treasury Bond, 3.38%, 09/10/2023	9,462,873
KRW	7,000,000	Korea Treasury Bond, 3.50%, 03/10/2024	6,510,590
KRW	3,300,000	Korea Treasury Bond, 3.75%, 06/10/2022	3,066,443
KRW	1,500,000	Korea Treasury Bond, 3.75%, 12/10/2033	1,561,922

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
REPUBLIC OF SOUTH KOREA (continued)
KRW	19,000,000	Korea Treasury Bond, 4.25%, 06/10/2021	$17,847,749

			114,209,263

SINGAPORE - 2.9%
SGD	3,000	Housing & Development Board, 1.01%, 09/19/2016	2,101,051
SGD	3,000	Housing & Development Board, 1.83%, 11/21/2018(f)	2,108,691
SGD	750	Housing & Development Board, 2.02%, 02/22/2016	526,743
SGD	2,000	Housing & Development Board, 3.14%, 03/18/2021	1,469,299
SGD	10,000	Singapore Government Bond, 0.50%, 04/01/2018	6,919,135
SGD	20,000	Singapore Government Bond, 3.00%, 09/01/2024	14,888,390
SGD	15,490	Singapore Government Bond, 3.50%, 03/01/2027	11,998,607

			40,011,916

SRI LANKA - 1.4%
USD	9,754	Sri Lanka Government Bonds, 6.13%, 06/03/2025(f)	8,507,409
LKR	90,000	Sri Lanka Government Bonds, 8.00%, 09/01/2016	626,043
LKR	151,000	Sri Lanka Government Bonds, 8.00%, 11/15/2018	1,011,014
LKR	230,000	Sri Lanka Government Bonds, 8.50%, 04/01/2018	1,577,730
LKR	388,000	Sri Lanka Government Bonds, 8.50%, 07/15/2018	2,650,341
LKR	293,000	Sri Lanka Government Bonds, 8.75%, 05/15/2017	2,046,519
LKR	80,000	Sri Lanka Government Bonds, 11.20%, 07/01/2022	577,484
LKR	420,000	Sri Lanka Government Bonds, 11.40%, 01/01/2024	3,043,595

			20,040,135

Total Government Bonds - 68.6% (cost $1,087,616,394)			950,004,786

SHORT-TERM INVESTMENT - 5.2%
UNITED STATES - 5.2%
USD	71,599	Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 01/29/2016, due 02/01/2016 in the amount of $71,599,179 (collateralized by $71,065,000 U.S. Treasury Obligations, maturing 10/31/2020 - 02/15/2043; value of $73,037,706)	71,599,000

Total Short-Term Investment - 5.2% (cost $71,599,000)			71,599,000

Total Investments - 137.9% (cost $2,119,293,715)			1,908,689,786

Long Term Debt Securities			(525,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(50,000,000)
Other Assets in Excess of Liabilities - 3.6%			49,974,866

Net Assets - 100.0%			$1,383,664,652

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

SGD	-	Singapore Dollar

THB	-	Thai Baht

USD	-	U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2016.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.

(d)	Illiquid security.

(e)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.

(f)	Denotes a restricted security.

(g)	This security is government guaranteed.

(h)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(i)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.

At January 31, 2016, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	448	03/31/2016	$446,947
United States Treasury Note 6%-5 year	UBS	(370)	03/31/2016	(504,193)
United States Treasury Note 6%-10 year	UBS	(477)	03/21/2016	(1,252,062)
United States Treasury Note 6%-30 Year	UBS	163	03/21/2016	1,079,898

				$(229,410)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

At January 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi/United States Dollar
02/02/2016	Standard Chartered Bank	CNY	196,633,500	USD	30,013,050	$29,888,961	$(124,089)
04/18/2016	Royal Bank of Canada	CNY	128,083,200	USD	19,200,000	19,380,042	180,042
Chinese Yuan Renminbi Offshore/United States Dollar
02/02/2016	BNP Paribas	CNH	64,383,750	USD	9,700,000	9,763,842	63,842
02/02/2016	Standard Chartered Bank	CNH	72,070,800	USD	10,900,000	10,929,589	29,589
Indian Rupee/United States Dollar
02/02/2016	Citigroup	INR	2,734,188,030	USD	41,300,000	40,281,213	(1,018,787)
06/01/2016	Credit Suisse	INR	2,773,167,630	USD	40,100,000	40,029,343	(70,657)
Malaysian Ringgit/United States Dollar
03/21/2016	BNP Paribas	MYR	5,926,200	USD	1,400,000	1,421,492	21,492
Philippine Peso/United States Dollar
02/04/2016	BNP Paribas	PHP	80,733,000	USD	1,700,000	1,694,002	(5,998)
Singapore Dollar/United States Dollar
03/31/2016	Credit Suisse	SGD	32,304,160	USD	22,400,000	22,652,143	252,143
South Korean Won/United States Dollar
02/02/2016	State Street	KRW	11,653,440,000	USD	9,600,000	9,720,110	120,110
02/22/2016	Goldman Sachs	KRW	13,027,840,000	USD	11,200,000	10,862,249	(337,751)
02/22/2016	State Street	KRW	25,036,410,000	USD	21,000,000	20,874,659	(125,341)
Thai Baht/United States Dollar
02/25/2016	Goldman Sachs	THB	1,223,490,000	USD	34,000,000	34,276,653	276,653

						$251,774,298	$(738,752)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/06/2016	State Street	USD	165,000,000	AUD	237,171,194	$167,347,165	$(2,347,165)
United States Dollar/Chinese Renminbi
02/02/2016	Royal Bank of Canada	USD	19,233,637	CNY	127,230,510	19,339,471	(105,834)
02/02/2016	Standard Chartered Bank	USD	30,700,000	CNY	196,633,500	29,888,961	811,039
04/18/2016	Standard Chartered Bank	USD	29,900,000	CNY	199,283,500	30,153,233	(253,233)
United States Dollar/Chinese Yuan Renminbi Offshore
02/02/2016	State Street	USD	1,400,000	CNH	9,224,040	1,398,832	1,168
United States Dollar/Indian Rupee
02/02/2016	Citigroup	USD	40,281,925	INR	2,734,188,030	40,281,213	712
United States Dollar/Malaysian Ringgit
03/21/2016	Goldman Sachs	USD	9,300,000	MYR	40,961,850	9,825,342	(525,342)
United States Dollar/Philippine Peso
02/04/2016	Deutsche Bank	USD	25,100,000	PHP	1,189,815,300	24,965,624	134,376
United States Dollar/Singapore Dollar
03/31/2016	Credit Suisse	USD	7,800,000	SGD	11,248,770	7,887,800	(87,800)
United States Dollar/South Korean Won
02/22/2016	Standard Chartered Bank	USD	34,400,000	KRW	39,965,120,000	33,321,800	1,078,200
02/22/2016	State Street	USD	36,499,999	KRW	44,220,390,000	36,869,725	(369,726)
United States Dollar/Thai Baht
02/25/2016	Goldman Sachs	USD	31,500,000	THB	1,133,527,500	31,756,311	(256,311)
02/25/2016	State Street	USD	1,300,000	THB	47,164,000	1,321,322	(21,322)

						$434,356,799	$(1,941,238)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2016

At January 31, 2016, the Fund’s over-the-counter interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	59,000,000	10/31/2016	Barclays Bank	Receive	3-month LIBOR Index	1.42%	$(544,227)
USD	66,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	(127,600)

							$(671,827)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider by the Board of Directors of the Fund (the “Board”). Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” size that transacted at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for similar assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	$—	887,086,000	—	887,086,000
Government Bonds	—	950,004,786	—	950,004,786

Total Fixed Income Investments	—	1,837,090,786	—	1,837,090,786
Short-Term Investment	—	71,599,000	—	71,599,000

Total Investments	$—	$1,908,689,786	$—	$1,908,689,786

Other Financial Instruments
Futures Contracts	1,526,845	—	—	1,526,845
Forward Foreign Currency Exchange Contracts	—	2,969,366	—	2,969,366

Total Other Financial Instruments	$1,526,845	$2,969,366	$—	4,496,211

Total Assets	$1,526,845	$1,911,659,152	$—	1,913,185,997

Liabilities
Other Financial Instruments
Futures Contracts	(1,756,255)	—	—	(1,756,255)
Forward Foreign Currency Exchange Contracts	—	(5,649,356)	—	(5,649,356)
Interest Rate Swap Agreements	—	(671,827)	—	(671,827)

Total Liabilities	$(1,756,255)	$(6,321,183)	$—	$(8,077,438)

Amounts listed as “—” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the quarter ended January 31, 2016, Green Dragon Gas Ltd. transferred from Level 3 to Level 2 because it was not broker priced at January 31, 2016. For the quarter ended January 31, 2016, there were no significant changes to the fair valuation methodologies.

b.	Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the repurchase agreement, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $71,599,000 as of January 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2016. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments.

c.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2016

d.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$1,881,394,874	$57,734,666	$(30,439,754)	$27,294,912

Aberdeen Asia-Pacific Income Fund, Inc.

Item	2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 30, 2016

BY:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 30, 2016